Share Based Payments (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Schedule of share options were issued to employees and consultants as share based payments
Options	Number	Grant Date[2]	Expiry Date	Exercise Price	Total fair value
Options granted to Directors
Unlisted Options	1,399,999	09-Jun-22	01-Jul-25	$0.26	$298,200
Unlisted Options	1,399,999	09-Jun-22	01-Jul-26	$0.31	$309,400
Unlisted Options	1,400,002	09-Jun-22	01-Jul-27	$0.35	$324,800
Unlisted Options	1,399,999	09-Jun-22	01-Jul-26	$0.26	$326,200
Unlisted Options	1,399,999	09-Jun-22	01-Jul-27	$0.31	$334,600
Unlisted Options	1,400,002	09-Jun-22	01-Jul-28	$0.35	$347,200
Options granted to employees
Unlisted Options	533,333	29-Apr-22	01-Jul-25	$0.26	$139,200
Unlisted Options	533,333	29-Apr-22	01-Jul-26	$0.31	$143,467
Unlisted Options	533,334	29-Apr-22	01-Jul-27	$0.35	$148,800
Total options	10,000,000				$2,371,867

Options	Number	Grant Date[2]	Expiry Date	Exercise Price	Total fair value
Options granted to third parties
Unlisted Options	10,000,000	20-Nov-20	20-Nov-23	$0.15	$647,348
Unlisted Options	10,000,000	20-Nov-20	20-Nov-23	$0.25	$527,766
Unlisted Options	10,000,000	25-Feb-21	20-Nov-23	$0.20	$1,352,588
Unlisted Options	10,000,000	25-Feb-21	20-Nov-23	$0.25	$1,253,140
Unlisted Options	30,164,690	2-Oct-20	30-Sep-21	$0.08	$740,665
Total options	70,164,690				$4,521,507

Schedule of equity-settled share options granted is estimated as at the grant date Black-Scholes
	$0.26 Options	$0.31 Options	$0.35 Options	$0.26 Options	$0.31 Options	$0.35 Options	$0.26 Options	$0.31 Options	$0.35 Options
	01-Jul-25	01-Jul-26	01-Jul-27	01-Jul-26	01-Jul-27	01-Jul-28	01-Jul-25	01-Jul-26	01-Jul-27
Number	1,399,999	1,399,999	1,400,002	1,399,999	1,399,999	1,400,002	533,333	533,333	533,334
Expected volatility (%)	80%	80%	80%	80%	80%	80%	80%	80%	80%
Risk-free interest rate (%)	3.12%	3.33%	3.33%	3.33%	3.33%	3.33%	2.71%	2.90%	2.90%
Expected life of option (years)	3.06	4.06	5.06	4.06	5.06	6.07	3.18	4.18	5.18
Exercise price (cents)	26	31	35	26	31	35	26	31	35
Grant date share price (cents)	35	35	35	35	35	35	41	41	41
Vesting date	30-Jun-22	30-Jun-23	30-Jun-24	30-Jun-23	30-Jun-24	30-Jun-25	01-Jul-22	01-Jul-23	01-Jul-24

	$0.08 Options	$0.15 Options	$0.25 Options	$0.20 Options	$0.25 Options
	30-Sep-21	20-Nov-23	20-Nov-23	20-Nov-23	20-Nov-23
Number	30,164,690	10,000,000	10,000,000	10,000,000	10,000,000
Expected volatility (%)	100%	100%	100%	101%	101%
Risk-free interest rate (%)	0.17%	0.11%	0.11%	0.12%	0.12%
Expected life of option (years)	1	3	3	2.7	2.7
Exercise price (cents)	8	15	25	20	25
Grant date share price (cents)	7.7	11.5	11.5	22	22
Vesting date	2-Oct-20	20-Nov-20	20-Nov-20	25-Feb-21	25-Feb-21

	$0.08 Options 30-Sep-2021	$0.15 Options 20-Nov-2023	$0.25 Options 20-Nov-2023	$0.20 Options 20-Nov-2023	$0.25 Options 20-Nov-2023
Number	30,164,690	10,000,000	10,000,000	10,000,000	10,000,000
Dividend yield (%)	—%	—%	—%	—%	—%
Expected volatility (%)	86%	100%	100%	101%	101%
Risk-free interest rate (%)	0.17%	0.11%	0.11%	0.12%	0.12%
Expected life of option (years)	1	3	3	2.7	2.7
Exercise price (cents)	8	15	25	20	25
Grant date share price (cents)	7.7	11.5	11.5	22	22
Vesting date	2-Oct-2020	20-Nov-2020	20-Nov-2020	25-Feb-2021	25-Feb-2021

	$0.05 Options 30-Jun-2025	$0.05 Options 30-Jun-2026	$0.05 Options 30-Jun-2027	$0.20 Options 30-Sep-2021
Number	750,000	750,000	750,000	2,000,000
Dividend yield (%)	—%	—%	—%	—%
Expected volatility (%)	92%	92%	92%	93%
Risk-free interest rate (%)	0.39%	0.48%	0.58%	0.25%
Expected life of option (years)	5	6	7	1.25
Exercise price (cents)	5.0	5.0	5	20
Grant date share price (cents)	4.8	4.8	4.8	4.8
Vesting date	30-Jun-2020	30-Jun-2021	30-Jun-2022	Refer (a) below

Schedule of number of performance shares and performance rights
Security Description	$0.$0.08 Options	Balance at start of year	Granted by the Company	Converted or Expired	Balance at end of year
30 June 2022	30-Sep-21	-	-	-	-
30 June 2021	30-Sep-21	41,553,593	-	(41,553,593)	-

Security Description	Balance at start of year	Granted by the Company	Converted or Expired	Balance at end of year
Performance Rights(1)	41,553,593	—	(41,553,593)	—

Security Description	Balance at start of year	Granted by the Company	Converted or Expired	Balance at end of year
Performance Rights(1)	24,166,668	32,303,593	(14,916,668)	41,553,593
Performance Shares(2)	20,000,002	—	(20,000,002)	—

Schedule of table summarizes company’s stock option activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
Outstanding as of 30 June 2019	262,960,728	$0.040	1.255
Granted	412,169,705	$0.139
Exercised	(34,427,321)	$0.031
Outstanding as of 30 June 2020	640,703,112	$0.104	0.748
Granted	72,414,690	$0.152
Exercised	(286,500,523)	$0.044
Expired or forfeited	(88,000,000)	$0.104
Outstanding as of 30 June 2021	338,617,279	$0.166	0.568
Exercisable as of 30 June 2021	337,117,279	$0.167

Schedule of consultants as share based payments
	Number	Grant Date	Expiry Date	Exercise Price	Total fair value
Options granted to third parties
Unlisted options	10,000,000	20-Nov-2020	20-Nov-2023	$0.15	$647,348
Unlisted options	10,000,000	20-Nov-2020	20-Nov-2023	$0.25	$527,766
Unlisted options	10,000,000	25-Feb-2021	20-Nov-2023	$0.20	$1,352,588
Unlisted options	10,000,000	25-Feb-2021	20-Nov-2023	$0.25	$1,253,140
Unlisted options	30,164,690	02-Oct-2020	30-Sep-2021	$0.08	$740,665
Total options granted to third parties	70,164,690				$4,521,507

Options granted to employees
Unlisted options	750,000	01-Jul-2020	30-Jun-2025	$0.05	$25,432
Unlisted options	750,000	01-Jul-2020	30-Jun-2026	$0.05	$27,450
Unlisted options	750,000	01-Jul-2020	30-Jun-2027	$0.05	$29,040
Total options granted to employees	2,250,000				$81,922
Total options	72,414,690				$4,603,429

	Number	Grant Date	Expiry Date	Exercise Price	Total fair value
Options granted to third parties
Unlisted options	10,000,000	8-Aug-2019	01-Jan-2020	$0.02	$85,251
Unlisted options	10,000,000	8-Aug-2019	01-May-2020	$0.03	$51,531
Unlisted options	12,000,000	8-Aug-2019	01-May-2020	$0.04	$34,966
Unlisted options	14,000,000	19-Aug-2019	01-Dec-2020	$0.06	$30,297
Unlisted options	16,000,000	19-Aug-2019	01-Dec-2020	$0.08	$18,248
Unlisted options	18,000,000	19-Aug-2019	01-Dec-2020	$0.10	$11,606
Unlisted options	20,000,000	19-Aug-2019	01-Dec-2020	$0.12	$7,700
Unlisted options	20,000,000	19-Aug-2019	01-Dec-2020	$0.14	$4,804
Unlisted options	89,919,705	Various(1)	30-Sep-2021	$0.08	$449,067
Total options granted to third parties	209,919,705				$693,470

Options granted to employees
Unlisted options	750,000	26-Jun-2020	30-Jun-2025	$0.05	$24,817
Unlisted options	750,000	26-Jun-2020	30-Jun-2026	$0.05	$26,424
Unlisted options	750,000	26-Jun-2020	30-Jun-2027	$0.05	$27,754
Unlisted options	200,000,000	26-Jun-2020	30-Sep-2021	$0.20	$306,299
Total options granted to employees	202,250,000				$385,294
Total options	412,169,705				$1,078,764